Commitment and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Commitment and Contingencies [Abstract]
Schedule of Capital Commitments	As of September 30, 2025, the Company still has the following payments to be made in accordance with the contract:
Future payments	Capital commitments
October 2025 to September 2026	$209,275
Thereafter	-
Total	$209,275